                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamalpais Asset Management LP
Address: 3 Harbor Dr Ste. 204
         Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Darren Huber
Title: Chief Compliance Officer
Phone: 415-289-3606

Signature, Place, and Date of Signing:

           /s/ Darren Huber                 Sausalito, CA     May 29, 2007
    -------------------------------      -------------------  ------------
              [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28- _______________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $339,473
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number     Name

____28- _______________________________
[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7    COLUMN 8
--------         ------------ --------- -------------- ---------------- ---------- -------- ---------------
                                                                                            VOTING AUTHORITY
NAME OF            TITLE OF                 VALUE      SHRS OR SH/ PUT/ INVESTMENT  OTHER   ---------------
ISSUER              CLASS      CUSIP       (x$1000)    PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARE NONE
-------          ------------ --------- -------------- ------- --- ---- ---------- -------- ----  ----- ----
Alcatel/Lucent
  2.75%
  15-Jun-2023    US Corp Debt 549463AG2 $ 7,538,000.00 7,500   PRN         SOLE             SOLE
Alliant
  Techsystems
  Inc 2.75%
  15-Feb-2024    US Corp Debt 018804AH7 $ 4,166,000.00 3,500   PRN         SOLE             SOLE
American
  Medical Sys
  3.25%
  1-Jul-2036     US Corp Debt 02744MAA6 $15,886,000.00 12,500  PRN         SOLE             SOLE
Amkor Tech
  Inc 2.5%
  15-May-2011    US Corp Debt 031652AX8 $11,314,000.00 10,000  PRN         SOLE             SOLE
Archstone
  Smith 4.0%
  15-Jul-36      US Corp Debt 039584AC1 $ 5,231,000.00 5,000   PRN         SOLE             SOLE
AGIX 1 1/2
  02/01/12       US Corp Debt 047439AD6 $ 2,545,000.00 5,000   PRN         SOLE             SOLE
Barnes Group
  Inc 3.75%
  1-Aug-2025     US Corp Debt 067806AB5 $ 7,484,000.00 6,000   PRN         SOLE             SOLE
Boston
  Properties
  3.75%
  15-May-2036    US Corp Debt 10112RAG9 $15,235,000.00 12,500  PRN         SOLE             SOLE
BRE Properties
  4.125%
  15-Aug-2026    US Corp Debt 05564EBH8 $ 5,333,000.00 5,000   PRN         SOLE             SOLE
Ceradyne Inc
  2.875%
  15-Dec-2035    US Corp Debt 156710AA3 $11,594,000.00 10,000  PRN         SOLE             SOLE
Charming
  Shoppes
  4.75%
  1-Jun-2012     US Corp Debt 161133AC7 $11,959,000.00 9,000   PRN         SOLE             SOLE
Ciena Corp
  0.25%
  1-May-2013     US Corp Debt 171779AB7 $ 2,741,000.00 3,000   PRN         SOLE             SOLE
Commonwealth
  Telephone
  Enterprises
  3.25%
  15-Jul-2023    US Corp Debt 203349AB1 $ 3,298,000.00 2,995   PRN         SOLE             SOLE
Commonwealth
  Telephone
  Enterprises
  3.25%
  15-Jul-2023    US Corp Debt 203349AC9 $ 6,048,000.00 5,492   PRN         SOLE             SOLE
Conexant
  Systems
  4.0%
  1-Mar-2026     US Corp Debt 207142AH3 $ 8,728,000.00 10,000  PRN         SOLE             SOLE
Dominion
  Resource
  2.125%
  15-Dec-2023    US Corp Debt 25746UAT6 $ 5,434,000.00 4,500   PRN         SOLE             SOLE
Eastman Kodak
  3.375%
  15-Oct-2033    US Corp Debt 277461BE8 $ 4,004,000.00 4,000   PRN         SOLE             SOLE
Electronic Data
  System
  3.875%
  15-Jul-2023    US Corp Debt 285661AF1 $ 3,167,000.00 3,000   PRN         SOLE             SOLE
Fleetwood
  Enterprises
  5.0%
  15-Dec-2023    US Corp Debt 339099AD5 $ 3,996,000.00 4,000   PRN         SOLE             SOLE
Frontier Airline
  5.0%
  15-Dec-2025    US Corp Debt 359065AA7 $11,329,000.00 12,500  PRN         SOLE             SOLE

                          FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7    COLUMN 8
--------        ------------ --------- --------------- ---------------- ---------- -------- ---------------
                                                                                            VOTING AUTHORITY
NAME OF           TITLE OF                 VALUE       SHRS OR SH/ PUT/ INVESTMENT  OTHER   ---------------
ISSUER             CLASS      CUSIP       (x$1000)     PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARE NONE
-------         ------------ --------- --------------- ------- --- ---- ---------- -------- ----  ----- ----
Goodyear Tire
  4.0%
  15-Jun-2034   US Corp Debt 382550AR2 $ 13,149,000.00  5,000  PRN         SOLE             SOLE
Grey Wolf 3.75
  7-May-2023    US Corp Debt 397888AD0 $  6,909,000.00  6,000  PRN         SOLE             SOLE
Hilton Hotels
  Corp 3.375%
  15-Apr-2023   US Corp Debt 432848AZ2 $  3,361,000.00  2,068  PRN         SOLE             SOLE
Incyte Corp
  3.5%
  15-Feb-2011   US Corp Debt 45337CAF9 $  3,653,000.00  4,000  PRN         SOLE             SOLE
Juniper
  Networks
  0%
  15-Jun-2008   US Corp Debt 48203RAC8 $  8,296,000.00  7,500  PRN         SOLE             SOLE
Kaydon Corp
  4.0%
  23-May-2023   US Corp Debt 486587AB4 $ 14,955,000.00 10,000  PRN         SOLE             SOLE
Mentor
  Graphics
  float
  6-Aug-2023    US Corp Debt 587200AD8 $  5,153,000.00  5,000  PRN         SOLE             SOLE
Mentor
  Graphics
  6.25%
  1-Mar-2026    US Corp Debt 587200AF3 $ 12,333,000.00 10,000  PRN         SOLE             SOLE
Nektar
  Therapeutics
  3.25%
  28-Sep-2012   US Corp Debt 640268AH1 $  2,913,000.00  3,000  PRN         SOLE             SOLE
NY Comm Cap
  Tr V 6% Pfd   Convert Pref 64944P307 $  9,809,000.00 200,000 PRN         SOLE             SOLE
Ocwen
  Financial
  Corp 3.25%
  1-Aug-2024    US Corp Debt 675746AD3 $  6,147,000.00  5,000  PRN         SOLE             SOLE
ON
  Semiconductor
  0%
  15-Apr-2024   US Corp Debt 682189AE5 $  2,709,000.00  2,500  PRN         SOLE             SOLE
Peabody
  Energy
  (BTU)
  4.75%
  15-Dec-2066   US Corp Debt 704549AG9 $  9,500,000.00  9,500  PRN         SOLE             SOLE
Pier 1 Imports
  6.375%
  15-Feb-2036   US Corp Debt 720279AH1 $  7,218,000.00  7,500  PRN         SOLE             SOLE
Quanta
  Services Inc
  4.5%
  1-Oct-2023    US Corp Debt 74762EAC6 $  6,941,000.00  3,000  PRN         SOLE             SOLE
Protein Design
  Lab 2.75%
  16-Aug-2023   US Corp Debt 74369LAD5 $  7,687,000.00  6,500  PRN         SOLE             SOLE
Simon Property
  Group 6%
  Pfd           Convert Pref 828806802 $ 12,462,000.00 140,000 PRN         SOLE             SOLE
Standard Motor
  Products
  6.75%
  15-Jul-2009   US Corp Debt 853666AB1 $  5,091,000.00  5,250  PRN         SOLE             SOLE
Travelers
  Property
  Group
  (TRV) 4.5%
  Pfd           Convert Pref 89420G307 $  9,269,000.00 360,000 PRN         SOLE             SOLE
Liberty Media/
  TWX 0.75%
  30-Mar-2023   US Corp Debt 530718AF2 $ 11,703,000.00 10,000  PRN         SOLE             SOLE

                          FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7    COLUMN 8
--------         ------------ --------- -------------- ---------------- ---------- -------- ---------------
                                                                                            VOTING AUTHORITY
NAME OF            TITLE OF                 VALUE      SHRS OR SH/ PUT/ INVESTMENT  OTHER   ---------------
ISSUER              CLASS      CUSIP       (x$1000)    PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARE NONE
-------          ------------ --------- -------------- ------- --- ---- ---------- -------- ----  ----- ----
Unisource
  Energy 4.5%
  1-Mar-2035     US Corp Debt 909205AB2 $ 7,878,000.00 7,000   PRN         SOLE             SOLE
WebMD Corp
  3.125%
  1-Sep-2025
  (HLTH/
  Emdeon)        US Corp Debt 94769MAG0 $ 5,702,000.00 5,000   PRN         SOLE             SOLE
West
  Pharmaceutical
  Services
  3.75%
  15-Mar-2047    US Corp Debt 955306AA3 $ 4,143,000.00 4,000   PRN         SOLE             SOLE
YAHOO! Inc 0
  01-Apr-2008    US Corp Debt 984332AB2 $15,462,000.00 10,000  PRN         SOLE             SOLE